CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest
The schedule below discloses the effects of changes in Melco’s ownership interest in MRP and SCIH on its equity:

	Year Ended December 31,
	2024	2023	2022
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$43,543	$(326,920)	$(930,526)
Transfers (to) from noncontrolling interests:
The Philippine subsidiaries
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(592)	(582)	(2,952)
SCIH
Increase in additional paid-in capital resulting from the private placements	—	—	879

Changes from net income (loss) attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$42,951	$(327,502)	$(932,599)